PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 7: PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following as of December 31:

	2025	2024
Furniture and fixtures	40,904	49,583
Machinery and equipment	111,837	97,071
Vehicles	647,960	850,642
Property improvements	16,824	16,824
Building	570,000	570,000
Property and Equipment	1,387,525	1,584,120
Less: Accumulated Depreciation	(763,006)	(658,049)
Total	$624,519	$926,071

During the year ended December 31, 2025, the Company recorded a loss on disposal of approximately $28,000 for a vehicle that was repossessed by the lender. The Company reduced the carrying value of the associated vehicle loan by the estimated fair value of the vehicle of approximately $56,500 as of the date of the repossession.

During the year ended December 31, 2024, the Company recorded a loss on disposal of approximately $8,000 for a vehicle that was repossessed by the lender. The Company reduced the carrying value of the associated vehicle loan by the estimated fair value of the vehicle of approximately $23,000 as of the date of the repossession.

Depreciation expense was approximately $236,000 and $258,000 for the years ended December 31, 2025 and 2024, respectively.